UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

               Investment Company Act file number   811-04506
                                                 ----------------

                           Phoenix Investment Trust 06
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

           Kevin J. Carr, Esq.
  Vice President, Chief Legal Officer               John H. Beers, Esq.
 Counsel and Secretary for Registrant           Vice President and Counsel
    Phoenix Life Insurance Company            Phoenix Life Insurance Company
            One American Row                         One American Row
         Hartford, CT 06103-2899                 Hartford, CT 06103-2899
 -----------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ----------------

                      Date of fiscal year end: December 31
                                              ------------

                  Date of reporting period: September 30, 2006
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


PHOENIX INVESTMENT TRUST 06
GLOSSARY
SEPTEMBER 30, 2006 (UNAUDITED)

ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

PHOENIX ALL-CAP GROWTH FUND

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)

                                                    SHARES          VALUE
                                                   ---------    -------------

DOMESTIC COMMON STOCKS--92.0%

AEROSPACE & DEFENSE--1.3%
United Technologies Corp.                             24,000    $   1,520,400

AIR FREIGHT & LOGISTICS--3.2%
FedEx Corp.                                           23,000        2,499,640
Pacer International, Inc.                             50,000        1,388,000
                                                                -------------
                                                                    3,887,640
                                                                -------------

APPAREL RETAIL--1.4%
TJX Cos., Inc. (The)                                  61,000        1,709,830

APPLICATION SOFTWARE--1.4%
Adobe Systems, Inc.(b)                                46,000        1,722,700

ASSET MANAGEMENT & CUSTODY BANKS--1.9%
GAMCO Investors, Inc. Class A(e)                      60,000        2,283,600

AUTOMOTIVE RETAIL--1.0%
Advance Auto Parts, Inc.                              35,000        1,152,900

BIOTECHNOLOGY--7.8%
Amgen, Inc.(b)                                        35,000        2,503,550
Genentech, Inc.(b)                                    23,000        1,902,100
Genzyme Corp.(b)                                      26,000        1,754,220
Gilead Sciences, Inc.(b)                              24,000        1,648,800
Nuvelo, Inc.(b)(e)                                    85,000        1,550,400
                                                                -------------
                                                                    9,359,070
                                                                -------------

CASINOS & GAMING--0.3%
Century Casinos, Inc.(b)                              35,000          347,900

COMMUNICATIONS EQUIPMENT--5.0%
Cisco Systems, Inc.(b)                                72,000        1,656,000
Corning, Inc.(b)                                      79,000        1,928,390
QUALCOMM, Inc.                                        35,000        1,272,250
SafeNet, Inc.(b)(e)                                   65,000        1,182,350
                                                                -------------
                                                                    6,038,990
                                                                -------------

COMPUTER & ELECTRONICS RETAIL--1.3%
Circuit City Stores, Inc.                             60,000        1,506,600

COMPUTER HARDWARE--4.8%
Apple Computer, Inc.(b)                               31,000        2,387,930
Avid Technology, Inc.(b)(e)                           50,000        1,821,000
Stratasys, Inc.(b)(e)                                 60,000        1,584,600
                                                                -------------
                                                                    5,793,530
                                                                -------------

                                                    SHARES          VALUE
                                                   ---------    -------------

COMPUTER STORAGE & PERIPHERALS--1.2%
SanDisk Corp.(b)                                      26,000    $   1,392,040

CONSUMER FINANCE--2.5%
American Express Co.                                  23,000        1,289,840
SLM Corp.                                             32,000        1,663,360
                                                                -------------
                                                                    2,953,200
                                                                -------------

DATA PROCESSING & OUTSOURCED SERVICES--3.0%
First Data Corp.                                      35,000        1,470,000
MasterCard, Inc. Class A                              30,000        2,110,500
                                                                -------------
                                                                    3,580,500
                                                                -------------

DIVERSIFIED BANKS--1.4%
Wells Fargo & Co.                                     47,000        1,700,460

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--2.7%
Advisory Board Co. (The)(b)(e)                        50,000        2,526,000
Corporate Executive Board Co. (The)                    8,000          719,280
                                                                -------------
                                                                    3,245,280
                                                                -------------

DRUG RETAIL--2.0%
Walgreen Co.                                          55,000        2,441,450

FOOD RETAIL--1.9%
Whole Foods Market, Inc.                              39,000        2,317,770

GENERAL MERCHANDISE STORES--2.7%
Target Corp.                                          58,000        3,204,500

HEALTH CARE EQUIPMENT--4.0%
Medtronic, Inc.                                       60,000        2,786,400
Quidel Corp.(b)(e)                                   140,000        1,976,800
                                                                -------------
                                                                    4,763,200
                                                                -------------

HEALTH CARE SERVICES--0.3%
Health Grades, Inc.(b)                                85,000          372,300

HEALTH CARE SUPPLIES--1.1%
Immucor, Inc.(b)                                      60,000        1,344,600

HOME ENTERTAINMENT SOFTWARE--1.3%
Electronic Arts, Inc.(b)                              29,000        1,614,720

HUMAN RESOURCES & EMPLOYMENT SERVICES--3.3%
Monster Worldwide, Inc.(b)                            43,000        1,556,170
Resources Connection, Inc.(b)                         90,000        2,411,100
                                                                -------------
                                                                    3,967,270
                                                                -------------
                                       1

PHOENIX ALL-CAP GROWTH FUND

                                                    SHARES          VALUE
                                                   ---------    -------------
INDUSTRIAL MACHINERY--2.7%
Harsco Corp.                                          21,000    $   1,630,650
Illinois Tool Works, Inc.                             37,000        1,661,300
                                                                -------------
                                                                    3,291,950
                                                                -------------

INTERNET SOFTWARE & SERVICES--7.4%
CNET Networks, Inc.(b)(e)                             90,000          862,200
Internet Capital Group, Inc.(b)                       35,000          330,750
j2 Global Communications, Inc.(b)(e)                 140,000        3,803,800
NetRatings, Inc.(b)                                  115,000        1,636,450
Websense, Inc.(b)                                     20,000          432,200
Yahoo!, Inc.(b)                                       71,000        1,794,880
                                                                -------------
                                                                    8,860,280
                                                                -------------

LEISURE FACILITIES--1.0%
Life Time Fitness, Inc.(b)(e)                         25,000        1,157,250

LEISURE PRODUCTS--0.9%
Polaris Industries, Inc.(e)                           25,000        1,028,750

LIFE SCIENCES TOOLS & SERVICES--0.5%
Nektar Therapeutics(b)(e)                             40,000          576,400

MOVIES & ENTERTAINMENT--2.4%
Walt Disney Co. (The)                                 92,000        2,843,720

OFFICE SERVICES & SUPPLIES--3.1%
PeopleSupport, Inc.(b)                               200,000        3,700,000

PHARMACEUTICALS--3.5%
Abbott Laboratories                                   29,000        1,408,240
MGI Pharma, Inc.(b)                                   30,000          516,300
Sepracor, Inc.(b)(e)                                  15,000          726,600
Wyeth                                                 31,000        1,576,040
                                                                -------------
                                                                    4,227,180
                                                                -------------

REGIONAL BANKS--0.6%
Commerce Bancorp, Inc.(e)                             21,000          770,910

SEMICONDUCTORS--4.8%
Mindspeed Technologies, Inc.(b)(e)                   770,000        1,332,100
ON Semiconductor Corp.(b)(e)                         400,000        2,352,000
Texas Instruments, Inc.                               61,000        2,028,250
                                                                -------------
                                                                    5,712,350
                                                                -------------

SOFT DRINKS--3.8%
Hansen Natural Corp.(b)(e)                            70,000        2,273,600
PepsiCo, Inc.                                         34,000        2,218,840
                                                                -------------
                                                                    4,492,440
                                                                -------------

SPECIALTY STORES--2.0%
Staples, Inc.                                         97,000        2,360,010



                                                    SHARES          VALUE
                                                   ---------    -------------

THRIFTS & MORTGAGE FINANCE--0.9%
Federal Agricultural Mortgage Corp. Class C           40,000    $   1,058,800

TRADING COMPANIES & DISTRIBUTORS--0.3%
TransDigm Group, Inc.(b)                              16,600          405,372

WIRELESS TELECOMMUNICATION SERVICES--1.3%
American Tower Corp. Class A(b)                       41,000        1,496,500
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $86,926,664)                                     110,202,362
-----------------------------------------------------------------------------
FOREIGN  COMMON STOCKS(c)--7.8%

APPLICATION SOFTWARE--1.9%
SAP AG Sponsored ADR (Germany)                        45,000        2,227,500

SEMICONDUCTORS--4.5%
ARM Holdings plc Sponsored ADR
  (United ingdom)                                    504,400        3,308,864
O2Micro International Ltd.
  Sponsored ADR (Taiwan)(b)(e)                       305,000        2,107,550
                                                                -------------
                                                                    5,416,414
                                                                -------------

WIRELESS TELECOMMUNICATION SERVICES--1.4%
America Movil S.A. de C.V. ADR
  Series L (Mexico)                                   44,000        1,732,280
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $7,917,945)                                        9,376,194
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.8%
(IDENTIFIED COST $94,844,609)                                     119,578,556
                                                                -------------
SHORT-TERM INVESTMENTS--10.1%

MONEY MARKET MUTUAL FUNDS--9.3%
State Street Navigator Prime Plus (5.28%
  seven day effective yield)(d)                   11,161,044       11,161,044


                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------    -------------

COMMERCIAL PAPER(f)--0.8%
UBS Finance Delaware LLC
  5.34%, 10/2/06                                   $     965    $     964,857
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $12,125,901)                                      12,125,901
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--109.9%
(IDENTIFIED COST $106,970,510)                                    131,704,457(a)

Other assets and liabilities, net--(9.9)%                         (11,832,189)
                                                                -------------
NET ASSETS--100.0%                                              $ 119,872,268
                                                                =============

PHOENIX ALL-CAP GROWTH FUND


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $27,171,885 and gross depreciation of $2,437,938 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $106,970,510.

(b)   Non-income producing.

(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.

(d) Represents security purchased with cash collateral received for securities on loan.

(e)   All or a portion of security is on loan.

(f)   The rate shown is the discount rate.

Phoenix Nifty Fifty Fund


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)

                                                    SHARES          VALUE
                                                   ---------    -------------

DOMESTIC COMMON STOCKS--91.1%

AEROSPACE & DEFENSE--2.1%
United Technologies Corp.                             14,000    $     886,900

AIR FREIGHT & LOGISTICS--3.2%
FedEx Corp.                                           12,400        1,347,632

APPAREL RETAIL--1.4%
Urban Outfitters, Inc.(b)                             33,000          583,770

APPLICATION SOFTWARE--1.7%
Adobe Systems, Inc.(b)                                19,400          726,530

BIOTECHNOLOGY--7.9%
Genentech, Inc.(b)                                    16,000        1,323,200
Genzyme Corp.(b)                                      18,200        1,227,954
Gilead Sciences, Inc.(b)                              11,300          776,310
                                                                -------------
                                                                    3,327,464
                                                                -------------

COMMUNICATIONS EQUIPMENT--5.0%
Cisco Systems, Inc.(b)                                50,248        1,155,704
QUALCOMM, Inc.                                        26,000          945,100
                                                                -------------
                                                                    2,100,804
                                                                -------------

COMPUTER HARDWARE--4.0%
Apple Computer, Inc.(b)                               21,500        1,656,145

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.1%
Deere & Co.                                           10,700          897,837

CONSUMER FINANCE--2.7%
SLM Corp.                                             21,400        1,112,372

DATA PROCESSING & OUTSOURCED SERVICES--4.2%
MasterCard, Inc. Class A                              13,500          949,725
Paychex, Inc.                                         22,300          821,755
                                                                -------------
                                                                    1,771,480
                                                                -------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--2.4%
Corporate Executive Board Co. (The)                   11,200        1,006,992

DRUG RETAIL--1.9%
Walgreen Co.                                          17,700          785,703

FOOD RETAIL--2.3%
Whole Foods Market, Inc.                              16,100          956,823

GENERAL MERCHANDISE STORES--2.4%
Target Corp.                                          18,000          994,500


                                                    SHARES          VALUE
                                                   ---------    -------------

HEALTH CARE EQUIPMENT--3.1%
Medtronic, Inc.                                       28,400    $   1,318,896

HOME ENTERTAINMENT SOFTWARE--2.3%
Electronic Arts, Inc.(b)                              17,600          979,968

HOME IMPROVEMENT RETAIL--4.1%
Home Depot, Inc. (The)                                22,700          823,329
Lowe's Cos., Inc.                                     32,400          909,144
                                                                -------------
                                                                    1,732,473
                                                                -------------

HUMAN RESOURCES & EMPLOYMENT SERVICES--2.8%
Monster Worldwide, Inc.(b)                            32,800        1,187,032

INDUSTRIAL MACHINERY--1.7%
Illinois Tool Works, Inc.                             15,600          700,440

INTERNET SOFTWARE & SERVICES--5.3%
eBay, Inc.(b)                                         34,200          969,912
Yahoo!, Inc.(b)                                       49,700        1,256,416
                                                                -------------
                                                                    2,226,328
                                                                -------------

INVESTMENT BANKING & BROKERAGE--3.6%
Morgan Stanley                                        20,400        1,487,364

MOVIES & ENTERTAINMENT--2.2%
Walt Disney Co. (The)                                 29,400          908,754

PHARMACEUTICALS--2.2%
Wyeth                                                 17,800          904,952

REGIONAL BANKS--1.3%
Commerce Bancorp, Inc.                                15,000          550,650

RESTAURANTS--2.9%
Starbucks Corp.(b)                                    35,100        1,195,155

SEMICONDUCTORS--6.5%
Maxim Integrated Products, Inc.                       29,400          825,258
Texas Instruments, Inc.                               31,500        1,047,375
Xilinx, Inc.                                          38,400          842,880
                                                                -------------
                                                                    2,715,513
                                                                -------------

SOFT DRINKS--3.0%
PepsiCo, Inc.                                         19,200        1,252,992

SPECIALTY STORES--2.7%
Staples, Inc.                                         47,000        1,143,510

TRADING COMPANIES & DISTRIBUTORS--2.0%
Fastenal Co.                                          21,800          840,826

Phoenix Nifty Fifty Fund

                                                    SHARES          VALUE
                                                   ---------    -------------

WIRELESS TELECOMMUNICATION SERVICES--2.1%
American Tower Corp. Class A(b)                       24,500    $     894,250
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $31,303,842)                                      38,194,055
-----------------------------------------------------------------------------
FOREIGN  COMMON STOCKS(c)--7.4%

APPLICATION SOFTWARE--3.1%
SAP AG Sponsored ADR (Germany)                        26,400        1,306,800

PHARMACEUTICALS--1.4%
Teva Pharmaceutical Industries Ltd.
  Sponsored ADR (United States)
                                                      17,900          610,211

WIRELESS TELECOMMUNICATION SERVICES--2.9%
America Movil S.A. de C.V. ADR
  Series L (Mexico)                                   30,600        1,204,722
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,688,427)                                        3,121,733
-----------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--98.5%
(IDENTIFIED COST $33,992,269)                                      41,315,788
                                                                -------------

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------    -------------

SHORT-TERM INVESTMENTS--2.1%

COMMERCIAL PAPER(d)--2.1%
UBS Finance Delaware LLC
  5.34%, 10/2/06                                   $     880    $     879,869
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $879,870)                                            879,869
-----------------------------------------------------------------------------


TOTAL INVESTMENTS--100.6%
(IDENTIFIED COST $34,872,139)                                      42,195,657(a)

Other assets and liabilities, net--(0.6)%                            (249,285)
                                                                -------------
NET ASSETS--100.0%                                              $  41,946,372
                                                                =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $8,988,482 and gross depreciation of $1,691,729 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $34,898,904.

(b)   Non-income producing.

(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.

(d)   The rate shown is the discount rate.

Phoenix Small-Cap Growth Fund


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)




                                                    SHARES          VALUE
                                                   ---------    -------------

DOMESTIC COMMON STOCKS--90.0%

AIR FREIGHT & LOGISTICS--1.2%
Pacer International, Inc.                             70,000    $   1,943,200

APPLICATION SOFTWARE--1.3%
Blackboard, Inc.(b)                                   86,000        2,279,000

ASSET MANAGEMENT & CUSTODY BANKS--3.4%
GAMCO Investors, Inc. Class A                        150,000        5,709,000

AUTOMOBILE MANUFACTURERS--0.5%
Winnebago Industries, Inc.                            27,000          847,260

AUTOMOTIVE RETAIL--1.4%
Advance Auto Parts, Inc.                              72,000        2,371,680

BIOTECHNOLOGY--3.9%
Coley Pharmaceutical Group, Inc.(b)                   59,000          673,780
ICOS Corp.(b)                                         63,000        1,578,780
NPS Pharmaceuticals, Inc.(b)                         176,000          670,560
Nuvelo, Inc.(b)                                      198,000        3,611,520
                                                                -------------
                                                                    6,534,640
                                                                -------------

CASINOS & GAMING--5.5%
Century Casinos, Inc.(b)                             171,000        1,699,740
Multimedia Games, Inc.(b)                            127,000        1,153,160
Scientific Games Corp. Class A(b)                    141,000        4,483,800
Shuffle Master, Inc.(b)                               71,000        1,917,710
                                                                -------------
                                                                    9,254,410
                                                                -------------

COMMUNICATIONS EQUIPMENT--1.3%
SafeNet, Inc.(b)                                     124,000        2,255,560

COMPUTER HARDWARE--4.8%
Avid Technology, Inc.(b)                             117,000        4,261,140
Stratasys, Inc.(b)                                   147,000        3,882,270
                                                                -------------
                                                                    8,143,410
                                                                -------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--7.4%
Advisory Board Co. (The)(b)                          109,000        5,506,680
Corporate Executive Board Co. (The)                   46,000        4,135,860
Huron Consulting Group, Inc.(b)                       75,000        2,940,000
                                                                -------------
                                                                   12,582,540
                                                                -------------

EDUCATION SERVICES--1.7%
Strayer Education, Inc.                               27,000        2,921,670

                                                    SHARES          VALUE
                                                   ---------    -------------

HEALTH CARE EQUIPMENT--3.7%
Conor Medsystems, Inc.(b)                             30,000    $     707,100
Quidel Corp.(b)                                      399,000        5,633,880
                                                                -------------
                                                                    6,340,980
                                                                -------------

HEALTH CARE SERVICES--0.5%
Health Grades, Inc.(b)                               200,000          876,000

HEALTH CARE SUPPLIES--2.0%
Immucor, Inc.(b)                                     151,000        3,383,910

HUMAN RESOURCES & EMPLOYMENT SERVICES--3.3%
Resources Connection, Inc.(b)                        208,000        5,572,320

INTERNET SOFTWARE & SERVICES--13.3%
CNET Networks, Inc.(b)                               333,000        3,190,140
Digitas, Inc.(b)                                     121,000        1,164,020
Equinix, Inc.(b)                                      64,000        3,846,400
Internet Capital Group, Inc.(b)                      179,000        1,691,550
j2 Global Communications, Inc.(b)                    311,000        8,449,870
NetRatings, Inc.(b)                                  239,000        3,400,970
Websense, Inc.(b)                                     40,000          864,400
                                                                -------------
                                                                   22,607,350
                                                                -------------

LEISURE FACILITIES--2.6%
Life Time Fitness, Inc.(b)                            95,000        4,397,550

LEISURE PRODUCTS--2.3%
MarineMax, Inc.(b)                                    54,000        1,374,300
Polaris Industries, Inc.                              60,000        2,469,000
                                                                -------------
                                                                    3,843,300
                                                                -------------

LIFE SCIENCES TOOLS & SERVICES--3.1%
Nektar Therapeutics(b)                               368,000        5,302,880

MOVIES & ENTERTAINMENT--0.5%
CKX, Inc.(b)                                          71,000          883,950

OFFICE SERVICES & SUPPLIES--4.6%
PeopleSupport, Inc.(b)                               421,000        7,788,500

PACKAGED FOODS & MEATS--0.6%
Hain Celestial Group, Inc. (The)(b)                   40,000        1,022,400

PHARMACEUTICALS--3.9%
Barrier Therapeutics, Inc.(b)                         47,000          303,620
Medicis Pharmaceutical Corp. Class A                  28,000          905,800
MGI Pharma, Inc.(b)                                  200,000        3,442,000

Phoenix Small-Cap Growth Fund

                                                    SHARES          VALUE
                                                   ---------    -------------

PHARMACEUTICALS--(CONTINUED)
Sepracor, Inc.(b)                                     39,000    $   1,889,160
                                                                -------------
                                                                    6,540,580
                                                                -------------

RESTAURANTS--2.0%
Cheesecake Factory, Inc. (The)(b)                     98,000        2,664,620
PF Chang's China Bistro, Inc.(b)                      19,000          659,490
                                                                -------------
                                                                    3,324,110
                                                                -------------

SEMICONDUCTORS--4.5%
Mindspeed Technologies, Inc.(b)                    1,480,000        2,560,400
ON Semiconductor Corp.(b)                            726,000        4,268,880
Semtech Corp.(b)                                      63,000          803,880
                                                                -------------
                                                                    7,633,160
                                                                -------------

SOFT DRINKS--3.7%
Hansen Natural Corp.(b)                              195,000        6,333,600

SPECIALTY STORES--2.0%
Guitar Center, Inc.(b)                                77,000        3,440,360

THRIFTS & MORTGAGE FINANCE--2.0%
Federal Agricultural Mortgage Corp. Class C          130,000        3,441,100

TRADING COMPANIES & DISTRIBUTORS--1.1%
TransDigm Group, Inc.(b)                              75,000        1,831,500

WIRELESS TELECOMMUNICATION SERVICES--1.9%
InPhonic, Inc.(b)                                    416,000        3,294,720
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $110,270,679)                                    152,700,640
-----------------------------------------------------------------------------
FOREIGN  COMMON STOCKS(c)--9.4%

APPLICATION SOFTWARE--0.3%
Retalix Ltd. (United States)(b)                       31,819          579,106

ASSET MANAGEMENT & CUSTODY BANKS--2.1%
Stewart (W.P.) & Co. Ltd.
  (United States)                                    290,000        3,613,400

SEMICONDUCTORS--7.0%
ARM Holdings plc Sponsored ADR
  (United Kingdom)                                 1,141,000        7,484,960

                                                    SHARES          VALUE
                                                   ---------    -------------

SEMICONDUCTORS--(CONTINUED)
O2Micro International Ltd.
  Sponsored ADR
  (Taiwan)(b)                                        624,000    $   4,311,840
                                                                -------------
                                                                   11,796,800
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $15,367,834)                                      15,989,306
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.4%
(IDENTIFIED COST $125,638,513)                                    168,689,946
                                                                -------------


                                                   PAR VALUE
                                                     (000)        VALUE
                                                   ---------   -------------

SHORT-TERM INVESTMENTS--0.5%

COMMERCIAL PAPER(d)--0.5%
UBS Finance Delaware LLC
  5.34%, 10/2/06                                   $     865    $     864,871
-----------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $864,872)                                            864,871
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $126,503,385)                                    169,554,817(a)

Other assets and liabilities, net--0.1%                               152,018
                                                                -------------
NET ASSETS--100.0%                                              $ 169,706,835
                                                                =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $56,057,288 and gross depreciation of $13,025,310 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $126,522,839.

(b)   Non-income producing.

(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.

(d)   The rate shown is the discount rate.

PHOENIX INVESTMENT TRUST 06
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Phoenix Investment Trust 06 Funds in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

D. FOREIGN SECURITY COUNTRY DETERMINATION

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

E. SECURITY LENDING

      Certain Funds loan securities to qualified brokers through an agreement with State Street Bank (the "Custodian") and the Fund. Under the terms of the agreement, the Fund receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan.

PHOENIX INVESTMENT TRUST 06 (FORMERLY THE PHOENIX-ENGEMANN FUNDS)
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral has been invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

      At September 30, 2006, the All-Cap Growth Fund, the Nifty Fifty Fund and the Small-Cap Growth Fund held securities issued by various companies in the Information Technology sector, comprising 35%, 33% and 33% of the total net assets of each Fund, respectively.

NOTE 3--MERGER

      The Board of Trustees has unanimously approved the merger of the Phoenix Nifty Fifty Fund with and into the Phoenix Capital Growth Fund. Pursuant to an Agreement and Plan of Reorganization (the "Agreement") approved by the Board the Phoenix Nifty Fifty Fund will transfer all or substantially all or its assets to the Phoenix Capital Growth Fund, in exchange for shares of the Phoenix Capital Growth Fund and the assumption by Phoenix Capital Growth Fund of all the liabilities of the Phoenix Nifty Fifty Fund. Following the exchange, the Phoenix Nifty Fifty Fund will distribute the shares of the Phoenix Capital Growth Fund to its shareholders pro rata, in liquidation of the Phoenix Nifty Fifty Fund. The effectiveness of these transactions is subject to the satisfaction of a number of conditions, including approval by shareholders of the Phoenix Nifty Fifty Fund. It is currently anticipated that these matters will be submitted for shareholder approval during the first quarter of 2007. Additional information about the reorganization, as well as information about Phoenix Capital Growth Fund, will be distributed to shareholders of Phoenix Nifty Fifty Fund in the form of a Proxy/Prospectus.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  Phoenix Investment Trust 06

By (Signature and Title)*     /s/ George R. Aylward
                         ---------------------------------------------------
                              George R. Aylward, President
                              (principal executive officer)

Date     November 27, 2006
    ------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ George R. Aylward
                         ---------------------------------------------------
                              George R. Aylward, President
                              (principal executive officer)

Date     November 27, 2006
    ------------------------------------------------------------------------


By (Signature and Title)*     /s/ W. Patrick Bradley
                         ---------------------------------------------------
                              W. Patrick Bradley,  Chief Financial Officer
                              and Treasurer (principal financial officer)

Date     November 27, 2006
    ------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.